Convertible Debentures - Summary of Detailed Information about Convertible Debentures, Valuation Assumptions (Detail)			12 Months Ended
	Dec. 04, 2023 $ / shares	Sep. 22, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
2023 Debentures
Convertible debentures [line items]
Volatility		45.00%	43.00%
Expected life in years		5.0 years	4.7 years
Risk free interest rate		4.63%	3.84%
Expected dividend yield		0.00%	0.00%
Credit spread		17.16%	16.60%
Underlying Share Prices		$ 6.12	$ 7
Conversion exercise price		$ 6.76	$ 6.76
2020 IsoEnergy Debentures
Convertible debentures [line items]
Volatility	54.00%			52.80%
Expected life in years	1.7 years			2.6 years
Risk free interest rate	4.18%			4.27%
Expected dividend yield	0.00%			0.00%
Credit spread	22.22%			23.85%
Underlying Share Prices	$ 4.13			$ 2.91
Conversion exercise price	$ 0.88			$ 0.88
Exchange rate (C$:US$)	0.739			0.738
2022 IsoEnergy Debentures
Convertible debentures [line items]
Volatility	54.00%			52.80%
Expected life in years	4.0 years			4.9 years
Risk free interest rate	3.96%			3.76%
Expected dividend yield	0.00%			0.00%
Credit spread	22.22%			23.85%
Underlying Share Prices	$ 4.13			$ 2.91
Conversion exercise price	$ 4.33			$ 4.33
Exchange rate (C$:US$)	0.739			0.738